INTANGIBLE ASSETS (Details) (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
License	$ 651,992	$ 651,992	$ 651,992
Patents	2,309,193	2,117,505	1,854,355
Total intangibles	2,961,185	2,769,497	2,506,347
Accumulated Amortization	(585,069)	(512,645)	(380,356)
Accumulated Amortization	$ 2,376,116	$ 2,256,852	$ 2,125,991